UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.S. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number: n/a
                                               ---
This Amendment (check only one): [ ] is a restatement
                               : [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Acuity Investment Management Inc.

Address: Toronto-Dominion Bank Tower, 31st Floor
         Toronto, Ontario, Canada M5K 1E9

Form 13F File Number: 028-12739
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Sanz
Title:  Chief Privacy Officer, Vice President, Compliance and Oversight
Phone:  416-367-1900

Signature, Place and Date of Signing:

/s/ Jacqueline Sanz     Toronto, Canada     February 13, 2012
-------------------     ---------------     -----------------
(Signature)             (City, State)       (Date)

Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

     Form 13F SUMMARY PAGE


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: US$ 1,675,809 (thousands)

List of Other Included Managers:
None


                                                                MARKET
                                         TITLE OR                VALUE     SHARES OR INVESTMENT   OTHER    VOTING AUTHORITY
SECURITY NAME                             CLASS       CUSIP     X1000 USD   PRN AMT  DISCRETION  MANAGERS       SOLE
-------------------------------          --------   ---------   ---------  --------- ----------  --------  ----------------
AGRIUM INC.                                COM      008916108      18,700    279,300    SOLE       N/A              279,300
ALBEMARLE CORPORATION                      COM      012653101       8,696    169,000    SOLE       N/A              169,000
ALTERA CORPORATION                         COM      021441100      31,178    843,900    SOLE       N/A              843,900
ANALOG DEVICES INC.                        COM      032654105       3,068     86,100    SOLE       N/A               86,100
AUGUSTA RESOURCE CORPORATION               COM      050912203         777    250,407    SOLE       N/A              250,407
BCE INC.                                   COM      05534B760          71      1,700    SOLE       N/A                1,700
BHP BILLITON LIMITED ADR                   ADR      088606108       3,516     50,000    SOLE       N/A               50,000
BANK OF MONTREAL                           COM      063671101      44,070    805,450    SOLE       N/A              805,450
BANK OF NOVA SCOTIA                        COM      064149107      89,805  1,804,405    SOLE       N/A            1,804,405
BARRICK GOLD CORPORATION                   COM      067901108      39,688    878,290    SOLE       N/A              878,290
BAYTEX ENERGY CORP                         COM      07317Q105      16,736    300,020    SOLE       N/A              300,020
BERKSHIRE HATHAWAY INC. 'B'                COM      084670702          46        600    SOLE       N/A                    0
BRIGUS GOLD CORPORATION                    COM      109490102         382    389,800    SOLE       N/A              389,800
BROADCOM CORPORATION 'A'                   COM      11320107        5,189    177,500    SOLE       N/A              177,500
BROOKFIELD OFFICE PROPERTIES               COM      112900105      13,762    880,110    SOLE       N/A              880,110
 CAE INC.                                  COM      124765108      16,551  1,709,200    SOLE       N/A            1,709,200
CVS CAREMARK CORPORATION                   COM      126650100         337      8,310    SOLE       N/A                8,310
CAMECO CORPORATION                         COM      13321L108       6,974    386,900    SOLE       N/A              386,900
CANADIAN IMPERIAL BANK OF
 COMMERCE                                  COM      136069101      59,871    828,658    SOLE       N/A              828,658
CANADIAN NATIONAL RAILWAY
 COMPANY                                   COM      136375102      65,748    837,780    SOLE       N/A              837,780
CANADIAN NATURAL RESOURCES
 LIMITED                                   COM      136385101      87,685  2,347,383    SOLE       N/A            2,347,383
CELESTICA INC.                             COM      15101Q108         254     34,700    SOLE       N/A               34,700
CENOVUS ENERGY INC.                        COM      15135U109      38,671  1,167,450    SOLE       N/A            1,167,450
CISCO SYSTEMS INC.                         COM      17275R102      10,361    574,700    SOLE       N/A              574,700
CUMMINS INC.                               COM      231021106       7,421     84,400    SOLE       N/A               84,400
DANAHER CORPORATION                        COM      235851102         488     10,420    SOLE       N/A               10,420
EMERSON ELECTRIC COMPANY                   COM      291011104         404      8,700    SOLE       N/A                8,700
ENCANA CORPORATION                         COM      292505104       7,334    396,500    SOLE       N/A              396,500
ENBRIDGE ENERGY PARTNERS
 LIMITED PARTNERSHIP                       COM      29250R106         297      9,000    SOLE       N/A                9,000
ENBRIDGE INC.                              COM      29250N105      22,189    594,940    SOLE       N/A              594,940
EXTORRE GOLD MINES LIMITED                 COM      30227B109       2,108    285,900    SOLE       N/A              285,900
FIDELITY NATIONAL INFORMATION
SERVICES INC.                              COM      31620M106         303     11,450    SOLE       N/A               11,450
FIRSTSERVICE CORPORATION                   COM      33761N109       3,766    142,713    SOLE       N/A              142,713
FIRSTSERVICE CORPORATION
 6.50% DECEMBER 31, 2014                   CCB      33761NAA7       3,593  3,300,000    SOLE       N/A            3,300,000
FORBES ENERGY SERVICES LIMITED             COM      345143101          60     10,000    SOLE       N/A               10,000
FRANCO-NEVADA CORPORATION                  COM      351858105       4,021    105,901    SOLE       N/A              105,901



                                                                MARKET
                                         TITLE OR                VALUE     SHARES OR INVESTMENT   OTHER    VOTING AUTHORITY
SECURITY NAME                             CLASS       CUSIP     X1000 USD   PRN AMT  DISCRETION  MANAGERS       SOLE
-------------------------------          --------   ---------   ---------  --------- ----------  --------  ----------------
FREEPORT-MCMORAN COPPER &
 GOLD INC.                                 COM      35671D857       9,156    249,900    SOLE       N/A              249,900
GT ADVANCED TECHNOLOGIES INC               COM      36191U106       1,374    190,000    SOLE       N/A              190,000
GLAXOSMITHKLINE PLC ADR                    ADR      37733W105       7,525    165,600    SOLE       N/A              165,600
GOLDCORP INC.                              COM      380956409      36,063    814,660    SOLE       N/A              814,660
HALLIBURTON COMPANY                        COM      406216101       5,278    153,600    SOLE       N/A              153,600
HOLLYFRONTIER CORPORATION                  COM      436106108       4,912    210,800    SOLE       N/A              210,800
IMPERIAL OIL LIMITED                       COM      453038408       4,440     99,900    SOLE       N/A               99,900
INTEL CORPORATION                          COM      458140100         514     21,300    SOLE       N/A               21,300
IVANHOE MINES LIMITED                      COM      46579N103       1,155     65,200    SOLE       N/A               65,200
JPMORGAN CHASE & COMPANY                   COM      46625H100         207      6,265    SOLE       N/A                6,265
JARDEN CORPORATION                         COM      471109108         321     10,800    SOLE       N/A               10,800
JOHNSON CONTROLS INC.                      COM      478366107       6,892    220,700    SOLE       N/A              220,700
MAGNA INTERNATIONAL INC.                   COM      559222401      55,178  1,657,455    SOLE       N/A            1,657,455
MANULIFE FINANCIAL CORPORATION             COM      56501R106       8,479    798,158    SOLE       N/A              798,158
MASTEC INC.                                COM      576323109       5,034    290,140    SOLE       N/A              290,140
MASTERCARD INC. 'A'                        COM      57636Q104         622      1,675    SOLE       N/A                1,675
MCKESSON CORPORATION                       COM      58155Q103         411      5,300    SOLE       N/A                5,300
MICROSOFT CORPORATION                      COM      594918104          29      1,100    SOLE       N/A                1,100
NEWMONT MINING CORPORATION                 COM      651639106         645     10,800    SOLE       N/A               10,800
NEXEN INC.                                 COM      65334H102         424     26,700    SOLE       N/A               26,700
NOKIA CORPORATION ADR                      ADR      654902204       4,799  1,000,000    SOLE       N/A            1,000,000
OCCIDENTAL PETROLEUM CORPORATION           COM      674599105         345      3,700    SOLE       N/A                3,700
ONCOLYTICS BIOTECH INC.                    COM      682310107      52,704 13,456,550    SOLE       N/A           13,456,550
OPEN TEXT CORPORATION                      COM      683715106      14,606    285,600    SOLE       N/A              285,600
ORACLE CORPORATION                         COM      68389X105      13,166    515,450    SOLE       N/A              515,450
PALL CORPORATION                           COM      696429307       6,639    116,300    SOLE       N/A              116,300
PEABODY ENERGY CORPORATION                 COM      704549104          10        300    SOLE       N/A                  300
PENTAIR INC.                               COM      709631105       7,908    237,900    SOLE       N/A              237,900
PEPSICO INC.                               COM      713448108         311      4,700    SOLE       N/A                4,700
POTASH CORPORATION OF SASKATCHEWAN INC.    COM      73755L107      46,415  1,125,705    SOLE       N/A            1,125,705
PRAXAIR INC.                               COM      74005P104      12,011    112,535    SOLE       N/A              112,535
PRECISION DRILLING CORPORATION             COM      74022D308       4,704    457,500    SOLE       N/A              457,500
PROGRESSIVE WASTE SOLUTIONS
 LIMITED                                   COM      74339G101      25,700  1,317,000    SOLE       N/A            1,317,000
QEP RESOURCES INC.                         COM      74733V100         309     10,580    SOLE       N/A               10,580
QUESTAR CORPORATION                        COM      748356102         372     18,830    SOLE       N/A               18,830
ROYAL BANK OF CANADA                       COM      780087102     115,428  2,267,930    SOLE       N/A            2,267,930
SXC HEALTH SOLUTIONS
 CORPORATION                               COM      78505P100       4,234     75,500    SOLE       N/A               75,500
SCHLUMBERGER LIMITED                       COM      806857108         241      3,537    SOLE       N/A                3,537



                                                                MARKET
                                         TITLE OR                VALUE     SHARES OR INVESTMENT   OTHER    VOTING AUTHORITY
SECURITY NAME                             CLASS       CUSIP     X1000 USD   PRN AMT  DISCRETION  MANAGERS       SOLE
-------------------------------          --------   ---------    ---------  --------- ----------  --------  ----------------
SIERRA WIRELESS INC.                       COM      826516106      41,077  5,867,432    SOLE       N/A             5,867,432
SILVER WHEATON CORPORATION                 COM      828336107      26,884    930,750    SOLE       N/A               930,750
SILVERCORP METALS INC.                     COM      82835P103         847    132,258    SOLE       N/A               132,258
SOCIEDAD QUIMICA Y MINERA DE
CHILE SA ADR                               ADR      833635105       3,141     58,400    SOLE       N/A                58,400
SPROTT RESOURCE LENDING
CORPORATION                                COM      85207J100       2,445  1,758,200    SOLE       N/A             1,758,200
STANTEC INC.                               COM      85472N109       3,612    133,800    SOLE       N/A               133,800
SUNCOR ENERGY INC.                         COM      867224107     114,860  3,992,744    SOLE       N/A             3,992,744
TALISMAN ENERGY INC.                       COM      87425E103      12,109    952,790    SOLE       N/A               952,790
TECK RESOURCES LIMITED 'B'                 COM      878742204      60,456  1,719,390    SOLE       N/A             1,719,390
THE COCA-COLA COMPANY                      COM      191216100          21        300    SOLE       N/A                   300
THE DESCARTES SYSTEMS GROUP INC.           COM      249906108      13,162  1,836,328    SOLE       N/A             1,836,328
THE TJX COMPANIES INC.                     COM      872540109         694     10,800    SOLE       N/A                10,800
THERMO FISHER SCIENTIFIC INC.              COM      883556102       4,844    107,850    SOLE       N/A               107,850
TIM HORTONS INC.                           COM      88706M103      38,293    792,320    SOLE       N/A               792,320
TORONTO-DOMINION BANK                      COM      891160509     162,686  2,177,890    SOLE       N/A             2,177,890
TRANSALTA CORPORATION                      COM      89346D107      10,336    502,180    SOLE       N/A               502,180
TRANSCANADA CORPORATION                    COM      89353D107       8,306    190,500    SOLE       N/A               190,500
TRANSGLOBE ENERGY CORPORATION              COM      893662106      10,122  1,280,949    SOLE       N/A             1,280,949
TRIMBLE NAVIGATION LIMITED                 COM      896239100       4,383    101,100    SOLE       N/A               101,100
TRINA SOLAR LIMITED ADR                    COM      89628E104         768    115,100    SOLE       N/A             5,755,000
UNITED NATURAL FOODS INC.                  COM      911163103       6,775    169,600    SOLE       N/A               169,600
VALEANT PHARMACEUTICALS INTERNATIONAL INC  COM      91911K102      50,353  1,079,000    SOLE       N/A             1,079,000
VALMONT INDUSTRIES INC.                    COM      920253101       2,439     26,900    SOLE       N/A                26,900
WI-LAN INC.                                COM      928972108       1,613    280,600    SOLE       N/A               280,600
WORLD ENERGY SOLUTIONS INC.                COM      98145W208         986    326,790    SOLE       N/A               326,790
YAMANA GOLD INC.                           COM      98462Y100      21,916  1,490,200    SOLE       N/A             1,490,200

                                           100      Records     1,675,809                                         77,454,728